Provisions - Spanish Entities - Estimated benefit payable (Details) - Spain € in Millions	Dec. 31, 2021 EUR (€)
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 606
2023
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	466
2024
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	402
2025
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	333
2026
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	284
2027 to 2031
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 904